Received SEC

AUG 15 2017

Washington, DC 20549

17010529

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CertNYS
001-38187

August 15, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of Micro Focus International plc, under the Exchange Act of 1934.

- American Depositary Shares, each representing one ordinary share, par value £0.10 per share
- Ordinary Shares of (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares, pursuant to the requirements of the Securities and Exchange Commission)

Sincerely,

Silvio Conte